Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the U.S. federal statutory rate to effective rate:
Taxes at U.S. statutory rate	$ 2,354,000,000	$ 1,313,000,000	$ 199,000,000
U. S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(467,000,000)	(339,000,000)	(261,000,000)
Non-U.S. subsidiaries taxed at other than 35% (as a percent)	(6.90%)	(9.00%)	(46.00%)
State and local taxes, net of federal	30,000,000	27,000,000	(19,000,000)
State and local taxes, net of federal (as a percent)	0.40%	0.70%	(3.30%)
Interest and penalties, net of tax	25,000,000	16,000,000	20,000,000
Interest and penalties, net of tax (as a percent)	0.40%	0.40%	3.50%
U.S. research and production incentives	(152,000,000)	(74,000,000)	(47,000,000)
U.S. research and production incentives (as a percent)	(2.30%)	(2.00%)	(8.20%)
Other-net	(7,000,000)	(5,000,000)	(29,000,000)
Other-net (as a percent)	(0.10%)	(0.10%)	(5.10%)
Total of taxes at statutory rate plus increases and decreases	1,783,000,000	938,000,000	(137,000,000)
Total of tax rates at statutory rate plus increases and decreases in the rate (as a percent)	26.50%	25.00%	(24.10%)
Tax law change related to Medicare subsidies		63,000,000
Tax law change related to Medicare subsidies (as a percent)		2.40%
Prior year tax and interest adjustments	41,000,000	(34,000,000)	(133,000,000)
Prior year tax and interest adjustments (as a percent)	0.60%	(0.90%)	(23.40%)
Divestiture of non-deductible goodwill	33,000,000
Divestiture of non-deductible goodwill (as a percent)	0.50%
Release of valuation allowances	(24,000,000)	(26,000,000)
Release of valuation allowances (as a percent)	(0.30%)	(0.70%)
Non-U.S. earnings reinvestment changes	(113,000,000)
Non-U.S. earnings reinvestment changes (as a percent)	(1.70%)
Provision (benefit) for income taxes	1,720,000,000	968,000,000	(270,000,000)
Provision (benefit) for income taxes (as a percent)	25.60%	25.80%	(47.50%)
Income Tax Reconciliation, Tax Settlements
Undistributed profits of non-U.S. subsidiaries considered indefinitely reinvested	13,000,000,000
True-up of Estimate Benefits
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			46,000,000
Remeasure Previous Unrecognized Tax Benefits Related to Foreign Sales Corporation Commissions
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			14,000,000
Adjust Related Estimated Interest, Net of Tax
Income Tax Reconciliation, Tax Settlements
Income tax settlement, benefit, settlement of tax years 1995 to 1999			$ 25,000,000